UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

1 Corporate Way

Lansing, Michigan 48951

(Name and Address of agent of service)

Registrant's telephone number, including area code: (517) 381-5500

Date of fiscal year end:	December 31

Date of Reporting Period:	July 1, 2006 – September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

JNL Variable Fund LLC (Unaudited)
Schedule of Investments (in thousands)
September 30, 2006

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.7%	Shares	Value
BASIC MATERIALS - 7.3%
Forest Products & Paper - 7.3%
International Paper Co. (c)	761	$26,371
Weyerhaeuser Co.	387	23,791
		50,162
COMMUNICATIONS - 3.3%
Telecommunications - 3.3%
Alltel Corp.	407	22,565

CONSUMER, CYCLICAL - 33.6%
Automobiles - 4.5%
Autoliv Inc.	566	31,191

Beverages - 4.1%
Anheuser-Busch Cos. Inc.	598	28,418

Distribution & Wholesale - 3.7%
Genuine Parts Co.	584	25,193

Entertainment - 5.0%
Warner Music Group Corp.	1,334	34,606

Lodging - 1.2%
Wyndham Worldwide Corp. (b)	298	8,343

Media - 6.8%
Dow Jones & Co. Inc. (c)	721	24,190
New York Times Co. - Class A (c)	970	22,282
		46,472
Office & Business Equipment - 3.9%
Pitney Bowes Inc.	606	26,887

Retail - 4.4%
Limited Brands Inc. (c)	1,150	30,461

CONSUMER, NON-CYCLICAL - 21.2%

Commercial Services - 0.4%
Avis Budget Group Inc.	148	2,716

Food - 12.6%
General Mills Inc.	521	29,491
JM Smucker Co.	584	28,003
Kellogg Co.	594	29,428
		86,922
Household Products - 8.2%
Avery Dennison Corp. (c)	465	27,988
Kimberly-Clark Corp.	431	28,177
		56,165
FINANCIALS - 1.2%
Real Estate - 1.2%
Realogy Corp. (b) (c)	372	8,437

HEALTH CARE - 8.3%
Pharmaceuticals - 8.3%
Abbott Laboratories	651	31,633
Eli Lilly & Co. (c)	453	25,839
		57,472
INDUSTRIALS - 20.8%
Building Materials - 3.4%
Masco Corp. (c)	850	23,297

Environmental Control - 4.5%
Waste Management Inc.	847	31,058

Hand & Machine Tools - 4.4%
Snap-On Inc. (c)	684	30,481

Manufacturing - 4.1%
Leggett & Platt Inc.	1,119	28,014

Packaging & Containers - 4.4%
Bemis Co. (c)	922	30,294

UTILITIES - 4.0%
Electric - 4.0%
Hubbell Inc. - Class B	569	27,240

Total Common Stocks (cost $658,013)		686,394

SHORT TERM INVESTMENTS - 7.8%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	1,682	1,682

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	52,317	52,317
Total Short Term Investments (cost $53,999)		53,999

Total Investments - 107.5% (cost $712,012)		740,393
Other Assets and Liabilities, Net - (7.5%)		-51,606
Total Net Assets - 100%		$688,787

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 98.5%
COMMUNICATIONS - 94.6%
Telecommunications - 86.2%
Alltel Corp.	42	$2,341
AT&T Inc.	281	9,159
BellSouth Corp.	103	4,384
CenturyTel Inc.	55	2,194
Cincinnati Bell Inc. (b)	101	488
Citizens Communications Co. (c)	158	2,214
Embarq Corp.	47	2,258
IDT Corp. - Class B (b)	43	613
Level 3 Communications Inc. (b) (c)	217	1,159
NTL Inc.	53	1,349
Qwest Communications International Inc. (b) (c)	222	1,933
Sprint Nextel Corp.	224	3,837
Telephone & Data Systems Inc.	50	2100
Verizon Communications Inc.	181	6,717
Windstream Corp.	146	1,931
		42,677
Wireless Telecommunications - 8.4%
Dobson Communications Corp. (b)	49	342
Leap Wireless International Inc. (b)	31	1,521
NII Holdings Inc. - Class B (b) (c)	37	2,303
		4,166
FINANCIALS - 3.9%
Diversified Financial Services - 3.9%
Leucadia National Corp. (c)	74	1,949
Total Common Stocks (cost $45,797)		48,792

SHORT TERM INVESTMENTS - 10.1%

Money Market Fund - 2.5%
JNL Money Market Fund, 5.07% (a) (d)	1,243	1,243

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	3,772	3,772
Total Short Term Investments (cost $5,015)		5,015

Total Investments - 108.7% (cost $50,812)		53,807
Other Assets and Liabilities, Net - (8.7%)		-4,287
Total Net Assets - 100%		$49,520

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 100.0%
COMMUNICATIONS - 6.2%
Advertising - 2.1%
Advo Inc.	-	10
Catalina Marketing Corp.	-	12
Getty Images Inc. (b)	1	29
Harte-Hanks Inc.	1	17
Interpublic Group of Cos. Inc. (b) (c)	5	52
Lamar Advertising Co. (b) (c)	1	55
Omnicom Group Inc.	2	187
RH Donnelley Corp.	1	32
Valuevision Media Inc. (b)	-	4
		398
E - Commerce - 2.9%
Amazon.Com Inc. (b) (c)	4	114
eBay Inc. (b)	12	351
Expedia Inc. (b) (c)	3	48
InterActiveCorp (b) (c)	3	75
Priceline.com Inc. (b)	-	14
		602
Internet - 1.2%
aQuantive Inc. (b)	1	19
CNET Networks Inc. (b)	2	16
Digitas Inc. (b)	1	11
Liberty Media Holding Corp. - Interactive (b)	8	160
NetFlix Inc. (b)	1	16
Valueclick Inc. (b)	1	23
		245
CONSUMER, CYCLICAL - 82.9%
Airlines - 1.8%
AirTran Holdings Inc. (b) (c)	1	12

Alaska Air Group Inc. (b)	-	17
AMR Corp. (b)	2	53
Continental Airlines Inc. - Class B (b)	1	29
JetBlue Airways Corp. (b) (c)	2	18
SkyWest Inc.	1	18
Southwest Airlines Co.	9	153
UAL Corp. (b) (c)	1	28
US Airways Group Inc. (b)	1	34
		362
Entertainment - 1.4%
Bally Technologies Inc. (b)	1	10
DreamWorks Animation SKG Inc. (b)	1	13
International Game Technology	4	164
International Speedway Corp. - Class A	-	18
Penn National Gaming Inc. (b)	1	32
Pinnacle Entertainment Inc. (b)	1	16
Scientific Games Corp. - Class A (b)	1	26
Six Flags Inc. (b) (c)	1	4
Warner Music Group Corp.	-	12
		295
Leisure Time - 1.7%
Carnival Corp.	5	233
Multimedia Games Inc. (b)	-	2
Royal Caribbean Cruises Ltd.	2	60
Sabre Holdings Corp.	2	37
WMS Industries Inc. (b)	-	9
		341
Lodging - 4.7%
Aztar Corp. (b)	-	23
Boyd Gaming Corp.	1	25
Choice Hotels International Inc.	-	18
Gaylord Entertainment Co. (b)	-	21
Harrah's Entertainment Inc.	2	145
Hilton Hotels Corp.	4	118
Las Vegas Sands Corp. (b)	1	84
Marriott International Inc. - Class A	4	160
MGM Mirage (b)	1	56
Starwood Hotels & Resorts Worldwide Inc.	3	146
Station Casinos Inc.	1	29
Wyndham Worldwide Corp. (b)	2	65
Wynn Resorts Ltd. (b) (c)	1	60
		950
Media - 25.8%

Belo Corp.	1	19
Cablevision Systems Corp. - Class A	3	61
CBS Corp.	-	6
CBS Corp. - Class B	8	218
Charter Communications Inc. - Class A (b) (c)	4	7
Clear Channel Communications Inc.	5	155
Comcast Corp. - Class A (b)	23	855
Cox Radio Inc. - Class A (b)	-	6
CTC Media Inc. (b)	-	8
Cumulus Media Inc. - Class A (b) (c)	-	4
DirecTV Group Inc. (b)	9	186
Discovery Holding Co. (b)	3	45
Dow Jones & Co. Inc.	1	21
EchoStar Communications Corp. (b)	2	79
Emmis Communications Corp. - Class A (b)	-	4
Entercom Communications Corp.	-	9
EW Scripps Co.	1	46
Gannett Co. Inc.	3	158
Gemstar-TV Guide International Inc. (b)	3	10
John Wiley & Sons Inc.	-	16
Lee Enterprises Inc.	-	11
Liberty Global Inc. (b)	3	66
Liberty Global Inc. - Class A (b)	3	68
Liberty Media Holding Corp. - Capital (b)	2	131
McClatchy Co. - Class A	1	27
McGraw-Hill Cos. Inc.	4	240
Media General Inc.	-	9
Meredith Corp.	-	24
New York Times Co. - Class A (c)	2	40
News Corp. Inc.	28	555
Radio One Inc. (b)	1	5
Reader's Digest Association Inc. - Class A	1	14
Scholastic Corp. (b)	-	10
Sinclair Broadcast Group Inc. - Class A	1	4
Sirius Satellite Radio Inc. (b) (c)	15	58
Sun-Times Media Group Inc.	1	5
Time Warner Inc.	47	850
Tribune Co. (c)	2	63
Univision Communications Inc. - Class A (b) (c)	3	95
Viacom Inc. (b)	7	268
Viacom Inc. - Class B (b)	-	8
Walt Disney Co.	23	711
Washington Post Co.	-	54

Westwood One Inc.	1	6
XM Satellite Radio Holdings Inc. - Class A (b)	3	40
		5,275
Retail - 47.6%
99 Cents Only Stores (b) (c)	1	6
Abercrombie & Fitch Co. - Class A	1	71
Advance Auto Parts Inc.	1	41
Aeropostale Inc. (b)	1	20
American Eagle Outfitters Inc.	1	66
AnnTaylor Stores Corp. (b)	1	37
Applebee's International Inc.	1	18
Autonation Inc. (b)	2	40
Autozone Inc. (b)	1	65
Barnes & Noble Inc.	1	24
Bed Bath & Beyond Inc. (b)	3	126
Best Buy Co. Inc.	5	250
Big Lots Inc. (b)	1	27
BJ's Wholesale Club Inc. (b)	1	22
Blockbuster Inc. - Class A (b) (c)	1	5
Bob Evans Farms Inc.	-	13
Borders Group Inc.	1	15
Brinker International Inc.	1	38
Carmax Inc. (b)	1	53
Casey's General Stores Inc.	1	14
Cato Corp. - Class A	-	7
CBRL Group Inc.	-	15
CEC Entertainment Inc. (b)	-	12
Charming Shoppes Inc. (b)	1	20
Cheesecake Factory Inc. (b)	1	24
Chico's FAS Inc. (b)	2	44
Childrens Place Retail Stores Inc. (b)	-	18
Christopher & Banks Corp.	-	13
Circuit City Stores Inc.	2	51
Claire's Stores Inc.	1	33
Coldwater Creek Inc. (b)	1	21
Copart Inc. (b)	1	22
Cost Plus Inc. (b) (c)	-	3
Costco Wholesale Corp.	6	275
CVS Corp.	10	305
Darden Restaurants Inc.	2	66
Dick's Sporting Goods Inc. (b) (c)	-	18
Dillard's Inc. - Class A	1	26
Dollar General Corp.	4	49

Dollar Tree Stores Inc. (b)	1	39
Dress Barn Inc. (b)	1	12
Family Dollar Stores Inc.	2	49
Federated Department Stores Inc.	6	279
Foot Locker Inc.	2	47
Fred's Inc.	-	5
GameStop Corp. - Class A (b)	-	22
GameStop Corp. - Class B (b)	-	13
Gap Inc.	7	135
Genesco Inc. (b)	-	10
Group 1 Automotive Inc.	-	11
Guitar Center Inc. (b)	-	14
Home Depot Inc.	24	879
Hot Topic Inc. (b)	-	5
IHOP Corp.	-	9
Jack in the Box Inc. (b)	-	22
JC Penney Corp. Inc.	2	164
Kohl's Corp. (b)	4	231
Krispy Kreme Doughnuts Inc. (b) (c)	1	5
Limited Brands Inc.	4	104
Lone Star Steakhouse & Saloon Inc.	-	6
Longs Drug Stores Corp.	-	16
Lowe's Cos. Inc.	18	510
McDonald's Corp.	14	563
Men's Wearhouse Inc.	1	21
Michaels Stores Inc.	2	69
Nordstrom Inc.	3	108
Office Depot Inc. (b)	3	132
OfficeMax Inc.	1	34
O'Reilly Automotive Inc. (b)	1	45
OSI Restaurant Partners Inc.	1	26
Pacific Sunwear of California (b)	1	14
Panera Bread Co. - Class A (b)	-	20
Pantry Inc. (b)	-	16
Papa John's International Inc. (b)	-	10
Payless Shoesource Inc. (b)	1	20
Pep Boys-Manny Moe & Jack	1	8
Petco Animal Supplies Inc. (b)	1	20
PetSmart Inc.	2	46
PF Chang's China Bistro Inc. (b)	-	11
Pier 1 Imports Inc. (c)	1	6
RadioShack Corp.	2	30
Regis Corp.	1	19

Rite Aid Corp. (b) (c)	6	27
Ross Stores Inc.	2	44
Ruby Tuesday Inc.	1	19
Ryan's Restaurant Group Inc. (b)	-	7
Saks Inc.	1	25
Sears Holdings Corp. (b)	1	180
Sonic Corp. (b)	1	24
Staples Inc.	9	209
Starbucks Corp. (b)	9	307
Stein Mart Inc.	-	4
Talbots Inc. (c)	-	8
Target Corp.	9	504
Tiffany & Co.	2	56
TJX Cos. Inc.	5	150
Tractor Supply Co. (b)	-	20
Triarc Cos. Inc. - Class B	-	6
Tuesday Morning Corp.	-	5
Urban Outfitters Inc. (b)	1	25
Walgreen Co.	12	528
Wal-Mart Stores Inc.	30	1,494
Wendy's International Inc.	1	93
Williams-Sonoma Inc.	1	36
Yum! Brands Inc.	3	167
Zale Corp. (b)	1	15
		9,731
CONSUMER, NON-CYCLICAL - 7.6%
Commercial Services - 3.6%
Adesa Inc.	1	24
Apollo Group Inc. - Class A (b)	2	82
Aramark Corp.	1	48
Arbitron Inc.	-	12
Avis Budget Group Inc.	1	22
Career Education Corp. (b)	1	24
Chemed Corp.	-	10
Corinthian Colleges Inc. (b)	1	11
DeVry Inc. (b)	1	15
H&R Block Inc.	3	76
ITT Educational Services Inc. (b)	-	32
Laureate Education Inc. (b)	1	27
Live Nation Inc. (b)	1	14
McKesson Corp.	4	188
Pre-Paid Legal Services Inc.	-	6
Rent-A-Center Inc. (b)	1	23

Service Corp.	3	32
ServiceMaster Co.	3	39
Sotheby's	1	24
Stewart Enterprises Inc. - Class A	1	6
Strayer Education Inc.	-	19
Valassis Communications Inc. (b)	1	10
		744
Food - 3.9%
Kroger Co.	8	185
Performance Food Group Co. (b)	-	11
Safeway Inc.	5	159
Supervalu Inc.	2	73
Sysco Corp.	7	243
United Natural Foods Inc. (b)	-	15
Whole Foods Market Inc.	2	98
Wild Oats Markets Inc. (b)	-	4
		788
Household Products - 0.1%
American Greetings Corp.	1	14

HEALTH CARE - 2.7%
Pharmaceuticals - 2.7%
AmerisourceBergen Corp.	2	107
Andrx Corp. (b)	1	21
Cardinal Health Inc.	5	322
Omnicare Inc. (c)	1	61
VCA Antech Inc. (b)	1	35
		546
INDUSTRIALS - 0.1%
Manufacturing - 0.1%
Matthews International Corp. - Class A	-	15

TECHNOLOGY - 0.6%
Computers - 0.1%
Factset Research Systems Inc.	-	23

Data Processing - 0.4%
Dun & Bradstreet Corp. (b)	1	55
NAVTEQ Corp. (b)	1	29
		84
Software - 0.1%
Avid Technology Inc. (b)	1	19
Total Common Stocks (cost $19,162)		20,432

SHORT TERM INVESTMENTS - 3.3%
Securities Lending Collateral - 3.3%
Mellon GSL Delaware Business Trust Collateral Fund (d)	683	683
Total Short Term Investments (cost $683)		683

Total Investments - 103.3% (cost $19,845)		21,115
Other Assets and Liabilities, Net - (3.3%)		-671
Total Net Assets - 100%		$20,444

JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 99.5%
BASIC MATERIALS - 8.3%
Chemicals - 8.3%
EI Du Pont de Nemours & Co.	1,510	$64,695

COMMUNICATIONS - 21.2%
Telecommunications - 21.2%
AT&T Inc. (c)	2,630	85,645
Verizon Communications Inc.	2,139	79,420
		165,065
CONSUMER, CYCLICAL - 14.1%
Automobiles - 14.1%
General Motors Corp. (c)	3,317	110,319

CONSUMER, NON-CYCLICAL - 8.5%
Tobacco - 8.5%
Altria Group Inc.	862	65,997

FINANCIALS - 18.2%
Diversified Financial Services - 18.2%
Citigroup Inc.	1,328	65,962
JPMorgan Chase & Co.	1,624	76,245
		142,207
HEALTH CARE - 20.9%
Pharmaceuticals - 20.9%
Merck & Co. Inc.	2,025	84,868
Pfizer Inc.	2,762	78,327
		163,195
INDUSTRIALS - 8.3%
Manufacturing - 8.3%
General Electric Corp.	1,831	64,636
Total Common Stocks (cost $688,545)		776,114

SHORT TERM INVESTMENTS - 15.7%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	1,666	1,666

Securities Lending Collateral - 15.5%
Mellon GSL Delaware Business Trust Collateral Fund (d)	120,769	120,769
Total Short Term Investments (cost $122,435)		122,435

Total Investments - 115.2% (cost $810,980)		898,549
Other Assets and Liabilities, Net - (15.2%)		-118,467
Total Net Assets - 100%		$780,082

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 98.9%
BASIC MATERIALS - 4.4%
Forest Products & Paper - 4.4%
MeadWestvaco Corp.	286	$7,574

COMMUNICATIONS - 4.1%
Telecommunications - 4.1%
Alltel Corp.	127	7,042

CONSUMER, CYCLICAL - 8.0%
Automobiles - 8.0%
General Motors Corp. (c)	412	13,697

ENERGY - 16.0%
Oil & Gas - 16.0%
Chevron Corp.	140	9,092
Marathon Oil Corp.	131	10,091
NiSource Inc.	381	8,292
		27,475
FINANCIALS - 34.6%
Banks - 34.6%
BB&T Corp. (c)	190	8,311
Colonial BancGroup Inc.	334	8,181
Comerica Inc.	141	8,030
KeyCorp.	243	9,087
National City Corp.	237	8,671
Regions Financial Corp.	233	8,570
SunTrust Banks Inc.	109	8,448
		59,298

HEALTH CARE - 5.7%
Pharmaceuticals - 5.7%
Pfizer Inc.	343	9,731

UTILITIES - 26.1%
Electric - 26.1%
Energy East Corp.	349	8,276
Entergy Corp.	117	9,116
FirstEnergy Corp.	163	9,129
Northeast Utilities	406	9,456
Pinnacle West Capital Corp.	192	8,666
		44,643
Total Common Stocks (cost $161,696)		169,460
SHORT TERM INVESTMENTS - 12.8%
Money Market Fund - 1.9%
JNL Money Market Fund, 5.07% (a) (d)	3,245	3,245

Securities Lending Collateral - 10.9%
Mellon GSL Delaware Business Trust Collateral Fund (d)	18,745	18,745

Total Short Term Investments (cost $21,990)		21,990

Total Investments - 111.7% (cost $183,686)		191,450
Other Assets and Liabilities, Net - (11.7%)		-20,002
Total Net Assets - 100%		$171,448

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.3%
BASIC MATERIALS - 0.4%
Forest Products & Paper - 0.4%
Plum Creek Timber Co. Inc.	3	101
Potlatch Corp.	1	24
Rayonier Inc. (c)	1	48
		173
COMMUNICATIONS - 0.0%
Internet - 0.0%
Netbank Inc. (c)	1	5

CONSUMER, NON-CYCLICAL - 0.7%
Commercial Services - 0.7%
Equifax Inc.	2	80
Moody's Corp.	4	260
		340

ENERGY - 0.1%
Alternative Energy - 0.1%
Covanta Holding Corp. (b)	1	31

FINANCIALS - 98.0%
Banks - 27.6%
Amcore Financial Inc.	-	11
AmSouth Bancorp.	5	157
Associated Bancorp.	2	65
BancorpSouth Inc.	1	33
Bank of America Corp.	45	2,392
Bank of Hawaii Corp.	1	41
Bank of New York Co. Inc.	13	441
BB&T Corp. (c)	9	389
BOK Financial Corp.	-	22
Cathay General Bancorp.	1	26
Chittenden Corp.	1	23
Citizens Banking Corp.	1	18
City National Corp.	1	48
Colonial BancGroup Inc.	2	59
Comerica Inc.	3	150
Commerce Bancorp. Inc. (c)	3	109
Commerce Bancshares Inc.	1	55
Compass Bancshares Inc.	2	124
Cullen/Frost Bankers Inc.	1	53
East West Bancorp. Inc.	1	38
Fifth Third Bancorp.	8	292
First Bancorp. - Puerto Rico	1	16
First Horizon National Corp. (c)	2	77
First Midwest Bancorp. Inc.	1	30
FirstMerit Corp. (c)	1	30
FNB Corp. (c)	1	15
Fremont General Corp.	1	17
Fulton Financial Corp.	3	46
Greater Bay Bancorp.	1	24
Hancock Holding Co.	-	26
Huntington Bancshares Inc.	4	92
International Bancshares Corp. (c)	1	27
Investors Financial Services Corp.	1	47
KeyCorp.	7	249
M&T Bank Corp.	1	158
Marshall & Ilsley Corp.	4	175
Mellon Financial Corp. (d)	7	267

Mercantile Bankshares Corp.	2	73
National City Corp.	9	346
North Fork Bancorp. Inc.	7	207
Northern Trust Corp.	3	190
Old National Bancorp.	1	17
Pacific Capital Bancorp.	1	21
Park National Corp. (c)	-	19
PNC Financial Services Group Inc.	5	354
Popular Inc.	4	83
Provident Bankshares Corp.	1	20
Regions Financial Corp.	7	275
Republic Bancorp. Inc.	1	18
Sky Financial Group Inc.	2	45
South Financial Group Inc.	1	32
State Street Corp.	6	344
Sterling Bancshares Inc.	1	17
SunTrust Banks Inc.	6	461
Susquehanna Bancshares Inc.	1	20
SVB Financial Group (b)	1	27
Synovus Financial Corp.	4	128
TCF Financial Corp.	2	54
TD Banknorth Inc.	2	55
Texas Regional Bancshares Inc. - Class A	1	33
Trustco Bank Corp.	1	15
Trustmark Corp.	1	26
UCBH Holdings Inc. (c)	1	26
Umpqua Holdings Corp.	1	27
UnionBanCal Corp.	1	54
United Bankshares Inc.	1	26
US Bancorp.	29	970
Valley National Bancorp.	2	50
W Holding Co. Inc.	2	14
Wachovia Corp.	26	1,461
Webster Financial Corp.	1	40
Wells Fargo & Co.	52	1,879
Westamerica Bancorp.	1	27
Whitney Holding Corp.	1	40
Wilmington Trust Corp.	1	50
Wintrust Financial Corp.	-	22
Zions Bancorp.	2	137
		13,545
Diversified Financial Services - 32.2%
Affiliated Managers Group Inc. (b) (c)	1	56

AG Edwards Inc.	1	66
American Express Co.	18	995
AmeriCredit Corp. (b) (c)	2	54
Ameriprise Financial Inc.	4	170
Bear Stearns Cos. Inc.	2	264
BlackRock Inc.	-	36
Capital One Financial Corp.	5	396
CapitalSource Inc. (c)	2	54
Charles Schwab Corp.	17	309
Chicago Mercantile Exchange Holdings Inc.	1	253
CIT Group Inc.	3	160
Citigroup Inc.	48	2,361
CompuCredit Corp. (b) (c)	1	19
Countrywide Financial Corp.	10	352
Doral Financial Corp.	2	11
E*Trade Financial Corp. (b)	7	166
Eaton Vance Corp.	2	62
Fannie Mae	16	892
Federated Investors Inc. - Class B	2	56
First Marblehead Corp. (c)	1	37
Franklin Resources Inc.	3	304
Freddie Mac	11	755
Friedman Billings Ramsey Group Inc. - Class A (c)	3	21
Goldman Sachs Group Inc.	6	1,024
IndyMac Bancorp. Inc. (c)	1	45
Investment Technology Group Inc. (b)	1	35
Janus Capital Group Inc.	3	67
Jefferies Group Inc.	2	47
JPMorgan Chase & Co.	51	2,391
Knight Capital Group Inc. (b)	2	33
LaBranche & Co. Inc. (b) (c)	1	10
Lazard Ltd. - Class A	-	25
Legg Mason Inc.	2	219
Lehman Brothers Holdings Inc.	9	659
Mastercard Inc. (c)	1	77
Merrill Lynch & Co. Inc.	15	1,175
Morgan Stanley	16	1,177
Nasdaq Stock Market Inc. (b)	2	48
National Financial Partners Corp.	1	22
Nuveen Investments Inc. - Class A	1	66
NYSE Group Inc. (b) (c)	1	65
Piper Jaffray Cos. (b)	-	23
Raymond James Financial Inc.	1	44

SEI Investments Co.	1	66
SLM Corp.	7	355
SWS Group Inc.	-	8
TD Ameritrade Holding Corp.	4	79
TRowe Price Group Inc.	4	211
Waddell & Reed Financial Inc. - Class A	1	34
		15,777
Insurance - 22.9%
ACE Ltd.	5	296
Aflac Inc.	8	381
Alleghany Corp. (b)	-	27
Allstate Corp.	11	663
AMBAC Financial Group Inc.	2	141
American Financial Group Inc.	1	37
American International Group Inc.	36	2,380
American National Insurance Co.	-	34
AmerUs Group Co.	1	42
Aon Corp.	5	154
Arch Capital Group Ltd. (b)	1	46
Arthur J Gallagher & Co.	2	44
Assurant Inc.	2	95
Assured Guaranty Ltd.	1	23
Axis Capital Holdings Ltd.	2	80
Brown & Brown Inc.	2	59
Chubb Corp.	7	357
Cincinnati Financial Corp.	2	119
Commerce Group Inc.	1	31
Conseco Inc. (b) (c)	3	54
Delphi Financial Group	1	29
Endurance Specialty Holdings Ltd.	1	35
Erie Indemnity Co. - Class A	1	47
Everest Re Group Ltd.	1	103
Fidelity National Financial Inc.	3	117
First American Corp.	1	60
Genworth Financial Inc. - Class A	7	259
Hanover Insurance Group Inc.	1	40
Hartford Financial Services Group Inc.	5	434
HCC Insurance Holdings Inc.	2	62
Hilb Rogal & Hobbs Co.	1	25
Horace Mann Educators Corp.	1	15
IPC Holdings Ltd.	1	34
Lincoln National Corp.	5	285
Loews Corp.	8	292

Markel Corp. (b) (c)	-	67
Marsh & McLennan Cos. Inc.	9	256
MBIA Inc.	2	133
Mercury General Corp.	-	21
MetLife Inc.	8	433
MGIC Investment Corp.	1	84
Montpelier Re Holdings Ltd. (c)	2	35
Nationwide Financial Services Inc.	1	43
Ohio Casualty Corp.	1	28
Old Republic International Corp.	4	78
PartnerRe Ltd.	1	62
Philadelphia Consolidated Holding Co. (b)	1	39
Phoenix Cos. Inc.	2	27
Platinum Underwriters Holdings Ltd.	1	31
PMI Group Inc.	1	64
Principal Financial Group	5	249
ProAssurance Corp. (b)	-	23
Progressive Corp.	12	296
Protective Life Corp.	1	49
Prudential Financial Inc.	8	611
Radian Group Inc.	1	78
Reinsurance Group of America Inc.	1	26
RenaissanceRe Holdings Ltd.	1	58
RLI Corp.	-	19
Safeco Corp.	2	112
Selective Insurance Group	-	24
St. Paul Travelers Cos. Inc.	11	536
Stancorp Financial Group Inc.	1	41
Torchmark Corp.	2	103
Transatlantic Holdings Inc.	-	26
Unitrin Inc.	1	33
UnumProvident Corp. (c)	6	111
White Mountains Insurance Group Ltd.	-	68
Willis Group Holdings Ltd.	2	75
WR Berkley Corp.	3	103
XL Capital Ltd. - Class A	3	205
Zenith National Insurance Corp.	1	24
		11,248
Investment Companies - 0.1%
KKR Financial Corp.	1	32

Real Estate - 0.9%
Brookfield Properties Co.	2	66

CB Richard Ellis Group Inc. - Class A (b)	3	83
Forest City Enterprises Inc. - Class A	1	52
Jones Lang LaSalle Inc.	1	54
Realogy Corp. (b)	4	91
St. Joe Co. (c)	1	66
Trammell Crow Co. (b)	1	22
		434
Real Estate Investment Trusts - 10.8%
Alexandria Real Estate Equites Inc.	-	36
AMB Property Corp.	1	78
American Financial Realty Trust	2	24
American Home Mortgage Investment Corp.	1	26
Annaly Capital Management Inc.	3	44
Apartment Investment & Management Co.	2	87
Archstone-Smith Trust	3	189
AvalonBay Communities Inc.	1	147
BioMed Realty Trust Inc.	1	33
Boston Properties Inc.	2	191
Brandywine Realty Trust	1	48
BRE Properties Inc. - Class A	1	54
Camden Property Trust	1	68
CBL & Associates Properties Inc.	1	45
Colonial Properties Trust	1	35
Corporate Office Properties Trust SBI MD	1	32
Cousins Properties Inc.	1	24
Crescent Real Estate Equities Co.	2	34
Developers Diversified Realty Corp.	2	98
Duke Realty Corp.	2	81
Equity Inns Inc.	1	16
Equity Lifestyle Properties Inc.	-	17
Equity Office Properties Trust	6	235
Equity Residential	5	244
Essex Property Trust Inc.	-	45
Federal Realty Investors Trust	1	64
FelCor Lodging Trust Inc.	1	22
First Industrial Realty Trust Inc. (c)	1	35
General Growth Properties Inc.	4	180
Glenborough Realty Trust Inc.	1	16
Health Care Property Investors Inc.	2	71
Health Care REIT Inc.	1	39
Healthcare Realty Trust Inc. (c)	1	31
Highwoods Properties Inc.	1	32
Home Properties Inc. (c)	1	36

Hospitality Properties Trust	1	50
Host Hotels & Resorts Inc.	9	199
HRPT Properties Trust	3	41
IMPAC Mortgage Holdings Inc.	1	13
iStar Financial Inc.	2	80
Kilroy Realty Corp.	1	40
Kimco Realty Corp.	3	144
LaSalle Hotel Properties	1	29
Lexington Corporate Properties Trust	1	18
Liberty Property Trust (c)	1	69
Macerich Co.	1	88
Mack-Cali Realty Corp.	1	55
Maguire Properties Inc.	1	24
Mid-America Apartment Communities Inc.	-	27
Mills Corp.	1	16
Nationwide Health Properties Inc. (c)	1	38
New Century Financial Corp. (c)	1	33
New Plan Excel Realty Trust	2	45
Novastar Financial Inc. (c)	1	16
Pan Pacific Retail Properties Inc.	1	45
Penn Real Estate Investment Trust	1	28
Post Properties Inc.	1	36
Prologis	4	230
Public Storage Inc.	2	182
Realty Income Corp.	1	35
Reckson Associate Realty Corp.	1	56
Redwood Trust Inc. (c)	-	21
Regency Centers Corp.	1	77
Saxon Capital Inc.	1	15
Simon Property Group Inc.	4	332
SL Green Realty Corp. (c)	1	87
Strategic Hotels & Resorts Inc.	1	23
Sunstone Hotel Investors Inc.	1	28
Taubman Centers Inc.	1	42
Thornburg Mortgage Inc.	2	47
Trizec Properties Inc.	2	43
United Dominion Realty Trust Inc. (c)	2	66
Ventas Inc.	2	65
Vornado Realty Trust	2	238
Washington Real Estate Investment Trust (c)	1	31
Weingarten Realty Investors	1	60
		5,269
Savings & Loans - 3.5%

Anchor Bancorp. Wisconsin Inc.	-	14
Astoria Financial Corp.	2	48
Commercial Capital Bancorp.	1	14
Dime Community Bancshares	1	11
Downey Financial Corp.	-	23
First Niagara Financial Group Inc.	2	28
FirstFed Financial Corp. (b) (c)	-	17
Golden West Financial Corp.	5	392
Harbor Florida Bancshares Inc.	-	18
Hudson City Bancorp. Inc.	9	120
MAF Bancorp. Inc.	1	23
New York Community Bancorp. Inc. (c)	4	72
NewAlliance Bancshares Inc. (c)	2	26
People's Bank	1	38
PFF Bancorp. Inc.	-	15
Provident Financial Services Inc.	1	21
Sovereign Bancorp. Inc.	5	118
Washington Federal Inc.	1	33
Washington Mutual Inc.	16	689
		1,720
TECHNOLOGY - 0.1%
Data Processing - 0.1%
MoneyGram International Inc.	1	42
Total Common Stocks (cost $42,617)		48,616

SHORT TERM INVESTMENTS - 4.7%
Money Market Fund - 1.5%
JNL Money Market Fund, 5.07% (a) (d)	752	752

Securities Lending Collateral - 3.2%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,544	1,544
Total Short Term Investments (cost $2,296)		2,296

Total Investments - 104.0% (cost $44,913)		50,912
Other Assets and Liabilities, Net - (4.0%)		-1,944
Total Net Assets - 100%		$48,968

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.5%
COMMUNICATIONS - 25.6%
Telecommunications - 25.6%
AT&T Inc. (c)	2,108	$68,628
BT Group Plc	13,585	68,170

Verizon Communications Inc.	1,719	63,839
Vodafone Group Plc	21,060	48,205
		248,842
CONSUMER, CYCLICAL - 21.1%
Airlines - 6.3%
Cathay Pacific Airways Ltd. (c)	29,644	60,729

Automobiles - 14.9%
General Motors Corp. (c)	2,656	88,350
GKN Plc	10,480	56,366
		144,716
CONSUMER, NON-CYCLICAL - 12.9%
Commercial Services - 5.8%
COSCO Pacific Ltd. (c)	28,116	56,227

Food - 7.1%
Compass Group Plc	13,679	68,703

FINANCIALS - 26.4%
Banks - 6.3%
BOC Hong Kong Holdings Ltd.	27,048	60,757

Diversified Financial Services - 6.0%
Citic Pacific Ltd. (c)	18,790	57,885

Insurance - 6.9%
Royal & Sun Alliance Insurance Group	24,066	67,140

Real Estate - 7.3%
Hang Lung Properties Ltd.	33,067	70,628

HEALTH CARE - 13.5%
Pharmaceuticals - 13.5%
Merck & Co. Inc.	1,623	68,003
Pfizer Inc.	2,214	62,788
		130,791
Total Common Stocks (cost $787,023)		966,418

SHORT TERM INVESTMENTS - 16.0%
Money Market Fund - 0.3%
JNL Money Market Fund, 5.07% (a) (d)	3,276	3,276

Securities Lending Collateral - 15.7%

Mellon GSL Delaware Business Trust Collateral Fund (d)	152,405	152,405
Total Short Term Investments (cost $155,681)		155,681

Total Investments - 115.5% (cost $942,704)		1,122,099
Other Assets and Liabilities, Net - (15.5%)		-150,595
Total Net Assets - 100%		$971,504

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.7%
COMMUNICATIONS - 0.0%
Internet - 0.0%
eResearch Technology Inc. (b) (c)	2	13

CONSUMER, CYCLICAL - 0.1%
Distribution & Wholesale - 0.1%
Owens & Minor Inc.	2	59

CONSUMER, NON-CYCLICAL - 0.4%
Agriculture - 0.1%
Delta & Pine Land Co.	2	66

Commercial Services - 0.3%
Albany Molecular Research Inc. (b)	1	10
Parexel International Corp. (b)	1	39
Pharmaceutical Product Development Inc.	5	176
		225
FINANCIALS - 0.8%
Insurance - 0.8%
Cigna Corp.	5	624

HEALTH CARE - 96.8%
Biotechnology - 12.0%
Affymetrix Inc. (b)	3	65
Alexion Pharmaceuticals Inc. (b)	1	51
Amgen Inc. (b)	56	4,015
Applera Corp. - Celera Genomics Group (b)	4	51
Biogen Idec Inc. (b)	16	725
Bio-Rad Laboratories Inc. - Class A (b)	1	58
Cell Genesys Inc. (b)	3	12
Charles River Laboratories International Inc. (b)	3	144
Clegene Corp. (b) (c)	17	724
Enzo Biochem Inc. (b) (c)	1	18
Enzon Pharmaceuticals Inc. (b)	2	16

Genentech Inc. (b)	22	1,827
Genzyme Corp. (b)	12	826
Human Genome Sciences Inc. (b)	6	71
ICOS Corp. (b)	3	71
Incyte Corp. (b)	3	12
InterMune Inc. (b) (c)	1	18
Invitrogen Corp. (b) (c)	2	156
Medimmune Inc. (b)	12	343
Millennium Pharmaceuticals Inc. (b)	15	145
Millipore Corp. (b)	2	152
Myriad Genetics Inc. (b) (c)	2	47
Nektar Therapeutics (b) (c)	4	58
PDL BioPharma Inc. (b)	5	104
Regeneron Pharmaceuticals Inc. (b)	3	40
Savient Pharmaceuticals Inc. (b)	2	16
Telik Inc. (b) (c)	2	40
Vertex Pharmaceuticals Inc. (b) (c)	5	174
		9,979
Healthcare Providers & Services - 41.1%
Advanced Medical Optics Inc. (b)	3	126
Aetna Inc.	26	1,035
Alcon Inc.	4	425
American Medical Systems Holdings Inc. (b)	3	64
AMERIGROUP Corp. (b)	2	69
Apria Healthcare Group Inc. (b)	2	39
Arthrocare Corp. (b)	1	54
Bausch & Lomb Inc.	2	124
Baxter International Inc.	31	1,426
Beckman Coulter Inc.	3	170
Becton Dickinson & Co.	11	777
Biomet Inc.	11	347
Biosite Inc. (b)	1	36
Boston Scientific Corp. (b)	64	951
Centene Corp. (b)	2	33
Community Health Systems Inc. (b)	5	175
Cooper Cos. Inc.	2	110
Covance Inc. (b)	3	203
Coventry Health Care Inc. (b)	8	393
CR Bard Inc.	5	368
Cyberonics Inc. (b) (c)	1	16
Cytyc Corp. (b)	5	132
Dade Behring Holdings Inc.	4	163
Datascope Corp.	1	24

DaVita Inc. (b)	5	283
Dentsply International Inc.	7	209
Edwards Lifesciences Corp. (b)	3	130
Gen-Probe Inc. (b)	2	113
Haemonetics Corp. (b)	1	63
HCA Inc. (c)	18	915
Health Management Associates Inc.	11	237
Health Net Inc. (b)	5	235
Healthways Inc. (b)	2	70
Henry Schein Inc. (b)	4	214
Hillenbrand Industries Inc.	3	155
Hologic Inc. (b)	3	112
Humana Inc. (b)	8	519
Idexx Laboratories Inc. (b)	1	133
Immucor Inc. (b)	3	72
Intuitive Surgical Inc. (b)	2	180
Invacare Corp.	1	32
Johnson & Johnson	141	9,188
Kinetic Concepts Inc. (b)	3	79
Kyphon Inc. (b)	2	78
Laboratory Corp. of America Holdings (b) (c)	6	385
LifePoint Hospitals Inc. (b)	3	89
Lincare Holdings Inc. (b)	4	155
Magellan Health Services Inc. (b)	2	75
Manor Care Inc.	4	191
Medtronic Inc.	55	2,548
Mentor Corp.	2	104
Odyssey HealthCare Inc. (b)	2	23
Patterson Cos. Inc. (b)	6	207
Pediatrix Medical Group Inc. (b)	2	108
PolyMedica Corp.	1	46
PSS World Medical Inc. (b)	3	68
Psychiatric Solutions Inc. (b)	2	85
Quest Diagnostics Inc.	7	440
Resmed Inc. (b)	4	142
Respironics Inc. (b)	3	131
Sierra Health Services Inc. (b)	2	88
St. Jude Medical Inc. (b)	17	600
STERIS Corp.	3	78
Stryker Corp.	13	660
Sunrise Senior Living Inc. (b)	2	62
Techne Corp. (b)	2	90
Tenet Healthcare Corp. (b)	22	177

Triad Hospitals Inc. (b)	4	184
United Surgical Partners International Inc. (b)	2	52
UnitedHealth Group Inc.	64	3,155
Universal Health Services Inc.	2	140
Varian Medical Systems Inc. (b)	6	330
Ventana Medical Systems Inc. (b)	2	65
Viasys Healthcare Inc. (b)	2	42
WellCare Health Plans Inc. (b)	2	93
WellPoint Inc. (b)	30	2,275
Zimmer Holdings Inc. (b)	12	790
		33,955
Pharmaceuticals - 43.7%
Abbott Laboratories	73	3,554
Abraxis BioScience Inc. (b)	1	28
Alkermes Inc. (b)	5	81
Allergan Inc. (c)	7	825
Alpharma Inc. - Class A	2	44
Amylin Pharmaceuticals Inc. (b)	5	238
Barr Laboratories Inc. (b)	5	249
BioMarin Pharmaceutical Inc. (b)	4	60
Bristol-Myers Squibb Co.	93	2,319
Caremark Rx Inc.	21	1,196
Cephalon Inc. (b) (c)	3	174
Cubist Pharmaceuticals Inc. (b)	3	60
CV Therapeutics Inc. (b)	3	33
Eli Lilly & Co.	46	2,617
Endo Pharmaceuticals Holdings Inc. (b)	6	205
Express Scripts Inc. (b)	6	429
Forest Laboratories Inc. (b)	15	769
Gilead Sciences Inc. (b)	22	1,492
Hospira Inc. (b)	7	283
ImClone Systems Inc. (b)	3	88
King Pharmaceuticals Inc. (b)	12	199
Medarex Inc. (b)	6	63
Medco Health Solutions Inc. (b)	14	844
Medicines Co. (b)	2	51
Medics Pharmaceutical Corp. (c)	3	81
Merck & Co. Inc.	104	4,340
MGI Pharma Inc. (b)	4	62
Mylan Laboratories Inc.	10	195
Nabi Biopharmaceuticals (b)	2	14
Neurocrine Biosciences Inc. (b)	2	18
Noven Pharmaceuticals Inc. (b)	1	26

NPS Pharmaceuticals Inc. (b)	2	7
Onyx Pharmaceuticals Inc. (b)	2	31
OSI Pharmaceuticals Inc. (b) (c)	3	101
Par Pharmaceutical Cos. Inc. (b) (c)	2	29
Perrigo Co.	4	71
Pfizer Inc.	349	9,887
Schering-Plough Corp.	70	1,553
Sepracor Inc. (b) (c)	5	254
Taro Pharmaceutical Industries Ltd. (b) (c)	1	15
United Therapeutics Corp. (b)	1	56
Valeant Pharmaceutical International	5	91
Watson Pharmaceuticals Inc. (b)	5	133
Wyeth	64	3,230
		36,095
INDUSTRIALS - 1.6%
Electronics - 1.6%
Applera Corp. - Applied Biosystems Group	9	288
Fisher Scientific International Inc. (b)	6	461
Molecular Devices Corp. (b)	1	13
Thermo Electron Corp. (b)	8	304
Varian Inc. (b)	1	65
Waters Corp. (b)	5	217
		1,348
Total Common Stocks (cost $76,876)		82,364

SHORT TERM INVESTMENTS - 4.6%
Money Market Fund - 0.6%
JNL Money Market Fund, 5.07% (a) (d)	489	489

Securities Lending Collateral - 4.0%
Mellon GSL Delaware Business Trust Collateral Fund (d)	3,279	3,279
Total Short Term Investments (cost $3,768)		3,768

Total Investments - 104.3% (cost $80,644)		86,132
Other Assets and Liabilities, Net - (4.3%)		-3,576
Total Net Assets - 100%		$82,556

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.3%
BASIC MATERIALS - 3.5%
Chemicals - 1.8%
EI Du Pont de Nemours & Co. (c)	1,198	$51,328

Forest Products & Paper - 1.4%
International Paper Co. (c)	608	21,065
Weyerhaeuser Co.	310	19,057
		40,122
Iron & Steel - 0.3%
Ryerson Inc. (c)	347	7,605

COMMUNICATIONS - 11.3%
Internet - 0.5%
Digital Insight Corp. (b)	471	13,796

Telecommunications - 10.8%
Alltel Corp. (c)	326	18,069
AT&T Inc.	3,461	112,679
BT Group Plc	8,851	44,415
Verizon Communications Inc.	2,814	104,486
Vodaphone Group Plc	13,707	31,376
Windstream Corp. (c)	-	-
		311,025
CONSUMER, CYCLICAL - 18.8%
Airlines - 1.4%
Cathay Pacific Airways Ltd.	19,372	39,686

Apparel - 0.4%
Steven Madden Ltd.	284	11,156

Automobiles - 7.2%
Autoliv Inc.	453	24,980
General Motors Corp. (c)	4,363	145,128
GKN Plc	6,849	36,836
		206,944
Beverages - 0.8%
Anheuser-Busch Cos. Inc.	476	22,596

Distribution & Wholesale - 1.8%
Genuine Parts Co. (c)	467	20,161
LKQ Corp. (b) (c)	700	15,383
Watsco Inc.	323	14,847
		50,391
Entertainment - 1.0%
Warner Music Group Corp.	1,067	27,698

Lodging - 0.9%

Orient-Express Hotels Ltd.	539	20,164
Wyndham Worldwide Corp. (b)	232	6,482
		26,646
Media - 1.3%
Dow Jones & Co. Inc. (c)	579	19,405
New York Times Co. - Class A (c)	780	17,913
		37,318
Office & Business Equipment - 0.7%
Pitney Bowes Inc. (c)	484	21,469

Retail - 3.3%
Hibbett Sporting Goods Inc. (b) (c)	495	12,955
Jos. A. Bank Clothiers Inc. (b) (c)	233	6,968
Limited Brands Inc. (c)	921	24,394
Pantry Inc. (b) (c)	309	17,413
Papa John's International Inc. (b) (c)	463	16,733
Select Comfort Corp. (b) (c)	719	15,721
		94,184
CONSUMER, NON-CYCLICAL - 10.9%
Commercial Services - 3.6%
Avis Budget Group Inc.	115	2,109
Chemed Corp. (c)	351	11,310
COSCO Pacific Ltd. (c)	18,491	36,979
McKesson Corp.	984	51,851
		102,249
Food - 4.0%
Compass Group Plc	8,940	44,900
General Mills Inc.	414	23,445
JM Smucker Co.	464	22,272
Kellogg Co. (c)	476	23,565
		114,182
Household Products - 1.5%
Avery Dennison Corp.	370	22,274
Kimberly-Clark Corp. (c)	343	22,405
		44,679
Tobacco - 1.8%
Altria Group Inc.	679	51,980

ENERGY - 14.6%
Oil & Gas - 14.6%
Atlas America Inc. (b) (c)	273	11,638
Atwood Oceanics Inc. (b) (c)	421	18,943
Core Laboratories NV (b)	356	22,686

Edge Petroleum Corp. (b) (c)	230	3,791
Goodrich Petroleum Corp. (b) (c)	345	10,388
Halliburton Co.	1,644	46,772
Hess Corp. (c)	1,205	49,924
Lone Star Technologies Inc. (b)	423	20,445
Marathon Oil Corp.	832	63,980
Oil States International Inc. (b) (c)	677	18,606
PetroHawk Energy Corp. (b)	2,153	22,353
Petroquest Energy Inc. (b)	652	6,802
Swift Energy Co. (b) (c)	397	16,611
Tetra Technologies Inc. (b)	956	23,088
Valero Energy Corp.	987	50,792
Veritas DGC Inc. (b)	478	31,478
		418,297
FINANCIALS - 14.1%
Banks - 1.4%
BOC Hong Kong Holdings Ltd.	17,620	39,579

Diversified Financial Services - 7.3%
Citic Pacific Ltd.	12,240	37,707
Citigroup Inc.	1,046	51,950
JPMorgan Chase & Co. (c)	1,283	60,237
Lehman Brothers Holdings Inc.	791	58,458
		208,352
Insurance - 3.6%
Aon Corp. (c)	1,412	47,828
Argonaut Group Inc. (b) (c)	411	12,758
Royal & Sun Alliance Insurance Group	15,680	43,743
		104,329
Real Estate - 1.8%
Hang Lung Properties Ltd.	21,686	46,319
Realogy Corp. (b) (c)	293	6,637
		52,956
HEALTH CARE - 13.4%
Healthcare Providers & Services - 2.1%
Aetna Inc. (c)	1,080	42,717
ICU Medical Inc. (b)	191	8,694
Meridian Bioscience Inc. (c)	353	8,301
		59,712
Pharmaceuticals - 11.3%
Abbott Laboratories	522	25,332
Bentley Pharmaceuticals Inc. (b) (c)	286	3,432
Eli Lilly & Co.	363	20,664

Express Scripts Inc. (b)	608	45,869
HealthExtras Inc. (b) (c)	537	15,195
Merck & Co. Inc.	2,664	111,633
Pfizer Inc.	3,635	103,087
		325,212
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.4%
AAR Corp. (b) (c)	458	10,921

Building Materials - 0.9%
Drew Industries Inc. (b) (c)	291	7,346
Masco Corp. (c)	680	18,650
		25,996
Electronics - 0.2%
American Science & Engineering Inc. (b) (c)	116	5,648

Engineering & Construction - 0.8%
EMCOR Group Inc. (b)	428	23,462

Environmental Control - 0.9%
Waste Management Inc.	673	24,690

Hand & Machine Tools - 0.9%
Snap-On Inc. (c)	548	24,404

Manufacturing - 2.6%
General Electric Corp.	1,453	51,282
Leggett & Platt Inc. (c)	891	22,290
		73,572
Packaging & Containers - 0.8%
Bemis Co. (c)	738	24,258

Transportation - 1.8%
Burlington Northern Santa Fe Corp.	719	52,800

TECHNOLOGY - 2.6%
Computers - 1.4%
Electronics for Imaging Inc. (b) (c)	762	17,437
M-Systems Flash Disk Pioneers (b) (c)	500	20,113
Sigma Designs Inc. (b) (c)	291	4,353
		41,903
Semiconductors - 0.3%
Standard Microsystems Corp. (b)	287	8,155

Software - 0.9%
THQ Inc. (b) (c)	873	25,453

UTILITIES - 0.8%
Electric - 0.8%
Hubbell Inc. - Class B	453	21,722
Total Common Stocks (cost $2,667,942)		2,846,475

SHORT TERM INVESTMENTS - 13.6%
Money Market Fund - 1.2%
JNL Money Market Fund, 5.07% (a) (d)	33,283	33,283

Securities Lending Collateral - 12.4%
Mellon GSL Delaware Business Trust Collateral Fund (d)	354,652	354,652
Total Short Term Investments (cost $387,935)		387,935

Total Investments - 112.9% (cost $3,055,877)		3,234,410
Other Assets and Liabilities, Net - (12.9%)		-368,640
Total Net Assets - 100%		$2,865,770

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 98.7%
BASIC MATERIALS - 0.9%
Forest Products & Paper - 0.9%
International Paper Co.	7	250
Weyerhaeuser Co.	4	222
		472
COMMUNICATIONS - 17.9%
Internet - 5.5%
Google Inc. - Class A (b)	8	3,033

Telecommunications - 11.8%
Alltel Corp.	4	212
AT&T Inc.	19	618
BT Group Plc	279	1,400
Deutsche Telekom AG	36	573
France Telecom SA	24	558
Royal KPN NV	60	763
Telecom Italia SpA	206	586
Telefonica SA	40	691
Verizon Communications Inc.	15	574
Vodaphone Group Plc	190	435

		6,410
Wireless Telecommunications - 0.6%
NII Holdings Inc. - Class B (b)	5	341

CONSUMER, CYCLICAL - 9.9%
Airlines - 1.1%
Cathay Pacific Airways Ltd.	262	537

Apparel - 0.3%
Guess ? Inc. (b)	4	171

Automobiles - 2.9%
Autoliv Inc.	5	295
General Motors Corp. (c)	24	797
GKN Plc	95	509
		1,601
Beverages - 1.8%
Anheuser-Busch Cos. Inc.	6	269
Diageo Plc	41	730
		999
Distribution & Wholesale - 0.6%
Genuine Parts Co.	6	238
Watsco Inc.	2	96
		334
Entertainment - 0.6%
Warner Music Group Corp.	13	327

Lodging - 0.1%
Wyndham Worldwide Corp. (b)	3	80

Media - 0.8%
Dow Jones & Co. Inc. (c)	7	225
New York Times Co. - Class A (c)	9	211
		436
Office & Business Equipment - 0.5%
Pitney Bowes Inc.	6	256

Retail - 1.2%
Chico's FAS Inc. (b)	11	230
Dress Barn Inc. (b)	7	143
Limited Brands Inc.	11	289
		662
CONSUMER, NON-CYCLICAL - 4.6%

Commercial Services - 1.0%
Avis Budget Group Inc.	1	22
COSCO Pacific Ltd.	250	500
		522
Food - 2.6%
Compass Group Plc	123	618
General Mills Inc.	5	278
JM Smucker Co.	6	265
Kellogg Co.	6	278
		1,439
Household Products - 1.0%
Avery Dennison Corp.	4	265
Kimberly-Clark Corp.	4	269
		534
ENERGY - 10.6%
Coal - 1.4%
Arch Coal Inc.	8	222
Peabody Energy Corp.	16	578
		800
Oil & Gas - 9.2%
BJ Services Co.	20	589
Chesapeake Enegy Corp. (c)	22	636
ENI SpA	22	641
EOG Resources Inc.	14	939
Helix Energy Solutions Group Inc. (b)	5	157
Hugoton Royalty Trust	1	36
Patterson-UTI Energy Inc.	6	141
Royal Dutch Shell Plc - Class A	20	648
Southwestern Energy Co. (b)	10	300
XTO Energy Inc.	22	914
		5,001
FINANCIALS - 17.0%
Banks - 8.8%
ABN AMRO Holding NV	23	670
Barclays Plc	57	719
BOC Hong Kong Holdings Ltd.	239	536
Danske Bank A/S	17	670
HSBC Holdings Plc	37	681
Lloyds TSB Group Plc	71	720
SanPaolo IMI SpA	38	810
		4,806
Diversified Financial Services - 0.9%
Citic Pacific Ltd.	166	511

Insurance - 6.0%
Assurances Generales de France	6	759
Aviva Plc	49	724
ING Groep NV	17	760
Royal & Sun Alliance Insurance Group	216	601
WR Berkley Corp.	11	405
		3,249
Real Estate - 1.3%
Hang Lung Properties Ltd.	294	628
Realogy Corp. (b)	3	76
		704
HEALTH CARE - 12.8%
Biotechnology - 5.2%
Amgen Inc. (b)	40	2,831

Healthcare Providers & Services - 0.2%
LCA-Vision Inc.	3	105

Pharmaceuticals - 7.4%
Abbott Laboratories	6	299
Biovail Corp.	10	148
Eli Lilly & Co.	4	242
Express Scripts Inc. (b)	14	1,061
Gilead Sciences Inc. (b)	16	1,104
Merck & Co. Inc.	15	612
Pfizer Inc.	20	569
		4,035
INDUSTRIALS - 4.4%
Building Materials - 0.4%
Masco Corp.	8	216

Electronics - 0.2%
Plexus Corp. (b)	5	105

Engineering & Construction - 0.5%
McDermott International Inc. (b)	6	271

Environmental Control - 0.5%
Waste Management Inc.	8	293

Hand & Machine Tools - 0.5%
Snap-On Inc.	6	289

Machinery - 0.7%
JLG Industries Inc.	6	125
Joy Global Inc.	7	271
		396
Manufacturing - 0.5%
Leggett & Platt Inc.	11	265

Packaging & Containers - 0.5%
Bemis Co.	9	286

Transportation - 0.6%
CH Robinson Worldwide Inc.	7	297

TECHNOLOGY - 17.4%
Computers - 12.1%
Apple Computer Inc. (b)	72	5,581
Intergraph Corp. (b)	2	106
SanDisk Corp. (b)	16	882
		6,569
Semiconductors - 2.2%
Lam Research Corp. (b)	5	217
Nvidia Corp. (b)	33	963
		1,180
Software - 3.1%
Adobe Systems Inc. (b)	16	596
Autodesk Inc. (b)	8	278
Cerner Corp. (b)	5	206
Citrix Systems Inc. (b)	6	219
Intuit Inc. (b)	13	410
		1,709
UTILITIES - 3.2%
Electric - 3.2%
Enel SpA	76	697
Hubbell Inc. - Class B	5	257
National Grid Plc	61	766
		1,720
Total Common Stocks (cost $51,542)		53,792

SHORT TERM INVESTMENTS - 5.9%
Money Market Fund - 2.4%
JNL Money Market Fund, 5.07% (a) (d)	1,344	1,344

Securities Lending Collateral - 3.5%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,893	1,893
Total Short Term Investments (cost $3,237)		3,237

Total Investments - 104.6% (cost $54,779)		57,029
Other Assets and Liabilities, Net - (4.6%)		-2,515
Total Net Assets - 100%		$54,514

JNL/Mellon Capital Management Nasdaq® 15 Fund
COMMON STOCKS - 99.8%
COMMUNICATIONS - 26.4%
Internet - 23.7%
Google Inc. - Class A (b)	33	$13,070

Wireless Telecommunications - 2.7%
NII Holdings Inc. - Class B (b) (c)	24	1,467

ENERGY - 1.0%
Oil & Gas - 1.0%
Patterson-UTI Energy Inc.	26	617

HEALTH CARE - 34.0%
Biotechnology - 22.2%
Amgen Inc. (b)	171	12,229

Pharmaceuticals - 11.8%
Express Scripts Inc. (b)	23	1,740
Gilead Sciences Inc. (b)	69	4,762
		6,502
INDUSTRIALS - 2.3%
Transportation - 2.3%
CH Robinson Worldwide Inc.	29	1,281

TECHNOLOGY - 36.1%
Computers - 19.8%
Apple Computer Inc. (b)	125	9,655
SanDisk Corp. (b)	24	1,272
		10,927
Semiconductors - 4.5%
Lam Research Corp. (b)	20	924
Nvidia Corp. (b)	53	1,556
		2,480
Software - 11.8%

Adobe Systems Inc. (b)	69	2,582
Autodesk Inc. (b)	34	1,189
Citrix Systems Inc. (b)	26	932
Intuit Inc. (b)	55	1,781
		6,484
Total Common Stocks (cost $54,604)		55,057

SHORT TERM INVESTMENTS - 2.5%
Money Market Fund - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	21	21

Securities Lending Collateral - 2.4%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,336	1,336
Total Short Term Investments (cost $1,357)		1,357

Total Investments - 102.3% (cost $55,961)		56,414
Other Assets and Liabilities, Net - (2.3%)		-1,258
Total Net Assets - 100%		$55,156

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 100.0%
ENERGY - 99.4%
Oil & Gas - 96.4%
Anadarko Petroleum Corp.	97	$4,263
Apache Corp.	70	4,400
Atwood Oceanics Inc. (b)	8	338
Baker Hughes Inc. (c)	70	4,761
Berry Petroleum Co. - Class A	11	303
BJ Services Co.	65	1,966
Cabot Oil & Gas Corp. - Class A	10	496
Cameron International Corp. (b)	26	1,251
Cheniere Energy Inc. (b) (c)	14	415
Chesapeake Enegy Corp. (c)	86	2,487
Chevron Corp.	438	28,431
Cimarex Energy Co.	18	644
Comstock Resources Inc. (b)	12	322
ConocoPhillips	307	18,292
Core Laboratories NV (b)	5	346
Denbury Resources Inc. (b)	26	764
Devon Energy Corp.	89	5,622
Diamond Offshore Drilling Inc. (c)	14	981
Encore Acquisition Co. (b)	14	336
ENSCO International Inc.	34	1,505

EOG Resources Inc.	50	3,273
Exxon Mobil Corp.	878	58,938
FMC Technologies Inc. (b)	15	825
Forest Oil Corp. (b)	14	454
Frontier Oil Corp.	25	663
Global Industries Ltd. (b)	23	365
GlobalSantaFe Corp.	50	2,513
Grant Prideco Inc. (b)	29	1,111
Grey Wolf Inc. (b) (c)	52	347
Halliburton Co.	218	6,197
Hanover Compressor Co. (b) (c)	23	419
Helix Energy Solutions Group Inc. (b)	18	611
Helmerich & Payne Inc.	21	473
Hess Corp.	53	2,206
Holly Corp.	12	541
Houston Exploration Co. (b)	6	342
Hydril (b)	5	301
Input/Output Inc. (b) (c)	20	201
Lone Star Technologies Inc. (b)	8	388
Marathon Oil Corp.	76	5,848
Mariner Energy Inc. (b)	22	400
Maverick Tube Corp. (b)	8	519
Murphy Oil Corp.	39	1,843
Nabors Industries Ltd. (b) (c)	63	1,873
National Oilwell Varco Inc. (b)	36	2,130
Newfield Exploration Co. (b) (c)	29	1,106
Newpark Resources Inc. (b) (c)	29	156
Noble Corp.	28	1,828
Noble Energy Inc.	37	1,693
Occidental Petroleum Corp.	178	8,566
Oceaneering International Inc. (b)	14	439
Parker Drilling Co. (b)	32	230
Patterson-UTI Energy Inc.	38	915
Penn Virginia Corp.	5	324
Pioneer Natural Resources Co.	29	1,122
Plains Exploration & Production Co. (b)	17	747
Pogo Producing Co. (c)	11	463
Pride International Inc. (b)	36	988
Quicksilver Resources Inc. (b) (c)	11	362
Range Resources Corp.	29	735
Rowan Cos. Inc.	24	768
Schlumberger Ltd.	235	14,581
SEACOR Holdings Inc. (b)	5	382

Smith International Inc.	48	1,847
Southwestern Energy Co. (b)	37	1,114
St. Mary Land & Exploration Co. (c)	12	449
Stone Energy Corp. (b)	7	289
Sunoco Inc.	27	1,684
Superior Energy Services Inc. (b)	17	446
Swift Energy Co. (b)	8	335
Tesoro Corp. (c)	15	891
Tetra Technologies Inc. (b)	15	365
Tidewater Inc.	12	509
Todco - Class A (b) (c)	14	468
Transocean Inc. (b)	67	4,898
Unit Corp. (b)	10	452
Universal Compression Holdings Inc. (b)	6	342
Valero Energy Corp.	131	6,762
Veritas DGC Inc. (b)	7	491
Weatherford International Ltd. (b)	72	3,020
W-H Energy Services Inc. (b)	8	328
Whiting Petroleum Corp. (b)	10	403
XTO Energy Inc.	76	3,194
		234,396
Pipelines - 3.0%
El Paso Corp. (c)	147	1,998
Kinder Morgan Inc.	23	2,372
Williams Cos. Inc.	124	2,958
		7,328
INDUSTRIALS - 0.1%
Transportation - 0.1%
Bristow Group Inc. (b) (c)	7	225

UTILITIES - 0.5%
Electric - 0.5%
Dynegy Inc. - Class A (b)	85	471
OGE Energy Corp.	20	720
		1,191
Total Common Stocks (cost $235,469)		243,140

SHORT TERM INVESTMENTS - 5.1%
Securities Lending Collateral - 5.1%
Mellon GSL Delaware Business Trust Collateral Fund (d)	12,276	12,276
Total Short Term Investments (cost $12,276)		12,276

Total Investments - 105.1% (cost $247,745)		255,416

Other Assets and Liabilities, Net - (5.1%)		-12,336
Total Net Assets - 100%		$243,080

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.8%
CONSUMER, NON-CYCLICAL - 10.2%
Commercial Services - 10.2%
McKesson Corp.	1,417	$74,688

ENERGY - 41.3%

Oil & Gas - 41.3%
Halliburton Co. (c)	2,352	66,913
Hess Corp. (c)	1,730	71,673
Marathon Oil Corp.	1,199	92,188
Valero Energy Corp.	1,417	72,921
		303,695
FINANCIALS - 20.8%
Diversified Financial Services - 11.4%
Lehman Brothers Holdings Inc.	1,140	84,226

Insurance - 9.4%
Aon Corp.	2,034	68,884

HEALTH CARE - 17.2%
Healthcare Providers & Services - 8.3%
Aetna Inc.	1,545	61,097

Pharmaceuticals - 8.9%
Express Scripts Inc. (b)	872	65,835

INDUSTRIALS - 10.3%
Transportation - 10.3%
Burlington Northern Santa Fe Corp.	1,032	75,806
Total Common Stocks (cost $688,173)		734,231

SHORT TERM INVESTMENTS - 7.8%
Money Market Fund - 0.2%
JNL Money Market Fund, 5.07% (a) (d)	1,166	1,166

Securities Lending Collateral - 7.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	55,978	55,978
Total Short Term Investments (cost $57,144)		57,144

Total Investments - 107.6% (cost $745,317)		791,375
Other Assets and Liabilities, Net - (7.6%)		-56,014
Total Net Assets - 100%		$735,361

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 98.9%
CONSUMER, CYCLICAL - 13.2%
Apparel - 5.9%
Nike Inc. - Class B	6	530

Beverages - 1.3%
Brown-Forman Corp. - Class B	2	120

Retail - 6.0%
RadioShack Corp.	4	81
Yum! Brands Inc.	9	458
		539
CONSUMER, NON-CYCLICAL - 21.4%
Commercial Services - 10.0%
Moody's Corp.	12	815
Robert Half International Inc.	2	81
		896
Cosmetics & Personal Care - 8.8%
Colgate-Palmolive Co.	13	786

Household Products - 2.6%
Clorox Co.	4	232

ENERGY - 3.3%
Oil & Gas - 3.3%
BJ Services Co.	5	157
Sunoco Inc.	2	137
		294
FINANCIALS - 12.6%
Insurance - 12.6%
Progressive Corp.	33	818
Safeco Corp.	5	307
		1,125
HEALTH CARE - 13.1%
Pharmaceuticals - 13.1%
Express Scripts Inc. (b)	6	459
Forest Laboratories Inc. (b)	14	714

		1,173
INDUSTRIALS - 13.4%
Diversified Machinery - 1.6%
Rockwell Automation Inc.	3	147

Electronics - 2.9%
Applera Corp. - Applied Biosystems Group	8	258

Manufacturing - 8.9%
3M Corp.	11	799

TECHNOLOGY - 17.8%
Semiconductors - 8.8%
National Semiconductor Corp.	24	576
QLogic Corp. (b)	11	215
		791
Software - 9.0%
Intuit Inc. (b)	25	809

UTILITIES - 4.1%
Electric - 4.1%
Edison International Inc.	2	88
PPL Corp.	2	82
TXU Corp.	3	193
		363
Total Common Stocks (cost $8,676)		8,862

SHORT TERM INVESTMENTS - 1.5%
Money Market Fund - 1.5%
JNL Money Market Fund, 5.07% (a) (d)	133	133
Total Short Term Investments (cost $133)		133

Total Investments - 100.4% (cost $8,809)		8,995
Other Assets and Liabilities, Net - (0.4%)		-34
Total Net Assets - 100%		$8,961

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.9%
BASIC MATERIALS - 1.4%
Iron & Steel - 1.4%
Ryerson Inc. (c)	415	$9,080

COMMUNICATIONS - 2.6%

Internet - 2.6%
Digital Insight Corp. (b)	563	16,522

CONSUMER, CYCLICAL - 24.1%
Apparel - 2.1%
Steven Madden Ltd. (c)	337	13,213

Distribution & Wholesale - 5.5%
LKQ Corp. (b) (c)	827	18,173
Watsco Inc.	385	17,734
		35,907
Lodging - 3.7%
Orient-Express Hotels Ltd.	646	24,137

Retail - 12.8%
Hibbett Sporting Goods Inc. (b) (c)	586	15,347
JOS A Bank Clothiers Inc. (b) (c)	280	8,399
Pantry Inc. (b) (c)	366	20,655
Papa John's International Inc. (b) (c)	548	19,771
Select Comfort Corp. (b) (c)	861	18,849
		83,021
CONSUMER, NON-CYCLICAL - 2.1%
Commercial Services - 2.1%
Chemed Corp. (c)	421	13,596

ENERGY - 38.0%
Oil & Gas - 38.0%
Atlas America Inc. (b) (c)	327	13,977
Atwood Oceanics Inc. (b) (c)	502	22,591
Core Laboratories NV (b)	424	27,042
Edge Petroleum Corp. (b)	281	4,625
Goodrich Petroleum Corp. (b) (c)	406	12,224
Lone Star Technologies Inc. (b)	501	24,261
Oil States International Inc. (b) (c)	805	22,137
PetroHawk Energy Corp. (b)	2,566	26,636
Petroquest Energy Inc. (b)	769	8,024
Swift Energy Co. (b) (c)	469	19,630
Tetra Technologies Inc. (b) (c)	1,139	27,511
Veritas DGC Inc. (b) (c)	569	37,426
		246,084
FINANCIALS - 2.4%
Insurance - 2.4%
Argonaut Group Inc. (b) (c)	496	15,385

HEALTH CARE - 6.7%
Healthcare Providers & Services - 3.2%
ICU Medical Inc. (b) (c)	228	10,363
Meridian Bioscience Inc. (c)	428	10,065
		20,428
Pharmaceuticals - 3.5%
Bentley Pharmaceuticals Inc. (b)	356	4,270
HealthExtras Inc. (b) (c)	648	18,343
		22,613
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.0%
AAR Corp. (b) (c)	540	12,871

Building Materials - 1.3%
Drew Industries Inc. (b) (c)	343	8,663

Electronics - 1.1%
American Science & Engineering Inc. (b) (c)	141	6,844

Engineering & Construction - 4.3%
EMCOR Group Inc. (b)	510	27,964

TECHNOLOGY - 13.9%
Computers - 7.7%
Electronics for Imaging Inc. (b) (c)	897	20,532
M-Systems Flash Disk Pioneers (b)	600	24,140
Sigma Designs Inc. (b) (c)	353	5,274
		49,946
Semiconductors - 1.5%
Standard Microsystems Corp. (b) (c)	344	9,783

Software - 4.7%
THQ Inc. (b) (c)	1,033	30,144
Total Common Stocks (cost $622,705)		646,201

SHORT TERM INVESTMENTS - 12.0%
Money Market Fund - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	940	940

Securities Lending Collateral - 11.9%
Mellon GSL Delaware Business Trust Collateral Fund (d)	76,991	76,991
Total Short Term Investments (cost $77,931)		77,931

Total Investments - 111.9% (cost $700,636)		724,132
Other Assets and Liabilities, Net - (11.9%)		-76,901
Total Net Assets - 100%		$647,231

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.8%
COMMUNICATIONS - 29.4%
E - Commerce - 0.1%
Agile Software Corp. (b)	1	7
Ariba Inc. (b)	1	10
webMethods Inc. (b)	1	8
		25
Internet - 9.1%
Akamai Technologies Inc. (b)	3	162
Avocent Corp. (b)	1	30
Check Point Software Technologies Ltd. (b)	4	67
Digital River Inc. (b)	1	45
Earthlink Inc. (b)	2	17
Equinix Inc. (b)	1	31
F5 Networks Inc. (b)	1	44
Google Inc. - Class A (b)	5	1,862
Infospace Inc. (b)	1	12
Internet Security Systems Inc. (b)	1	24
Interwoven Inc. (b)	1	8
j2 Global Communications Inc. (b)	1	28
McAfee Inc. (b)	3	80
Openwave Systems Inc. (b) (c)	2	18
RealNetworks Inc. (b)	2	23
Redback Networks Inc. (b)	1	16
S1 Corp. (b)	1	7
SonicWALL Inc. (b)	1	15
Symantec Corp. (b)	21	446
TIBCO Software Inc. (b)	5	43
United Online Inc.	1	16
VeriSign Inc. (b)	5	106
Vignette Corp. (b)	1	7
Websense Inc. (b)	1	21
Yahoo! Inc. (b)	27	695
		3,823
Telecommunications - 12.7%
3Com Corp. (b)	8	35
Adaptec Inc. (b)	2	10

ADC Telecommunications Inc. (b)	2	36
Adtran Inc.	1	33
Amdocs Ltd. (b)	4	156
Andrew Corp. (b)	3	30
Arris Group Inc. (b)	2	26
Avaya Inc. (b)	10	115
C-COR Inc. (b)	1	8
Ciena Corp. (b)	2	47
Cisco Systems Inc. (b)	130	2,988
Comverse Technology Inc. (b)	4	90
Corning Inc. (b)	33	801
Extreme Networks Inc. (b)	2	7
Finisar Corp. (b) (c)	5	17
Foundry Networks Inc. (b)	3	34
Harmonic Inc. (b)	1	10
Harris Corp.	3	124
JDS Uniphase Corp. (b) (c)	36	80
Juniper Networks Inc. (b)	12	208
Lucent Technologies Inc. (b) (c)	95	223
MRV Communications Inc. (b) (c)	3	7
Plantronics Inc.	1	16
Polycom Inc. (b)	2	48
Sonus Networks Inc. (b) (c)	6	31
Sycamore Networks Inc. (b)	4	15
Tekelec (b)	1	17
Tellabs Inc. (b)	9	97
Utstarcom Inc. (b) (c)	2	19
		5,328
Wireless Telecommunications - 7.5%
American Tower Corp. (b)	9	325
Crown Castle International Corp. (b)	4	150
Interdigital Communication Corp. (b)	1	37
Motorola Inc.	52	1,295
Qualcomm Inc.	35	1,270
RF Micro Devices Inc. (b)	4	33
SBA Communications Corp. (b)	2	45
Stratex Networks Inc. (b) (c)	2	7
		3,162
CONSUMER, CYCLICAL - 1.9%
Distribution & Wholesale - 0.5%
Brightpoint Inc. (b)	1	14
CDW Corp.	1	82
Ingram Micro Inc. - Class A (b)	3	57

Tech Data Corp. (b)	1	43
United Stationers Inc. (b)	1	31
		227
Entertainment - 0.1%
Macrovision Corp. (b)	1	26

Home Furnishings - 0.0%
Audiovox Corp. (b)	-	6

Office & Business Equipment - 1.3%
IKON Office Solutions Inc.	2	29
Pitney Bowes Inc.	5	208
Xerox Corp. (b)	19	298
		535
Retail - 0.0%
Insight Enterprises Inc. (b)	1	20

INDUSTRIALS - 0.2%
Diversified Machinery - 0.0%
Presstek Inc. (b)	1	4

Electronics - 0.1%
Cymer Inc. (b)	1	37

Engineering & Construction - 0.0%
Dycom Industries Inc. (b)	1	17

Machinery - 0.1%
Intermec Inc. (b)	1	27

TECHNOLOGY - 68.1%
Computers - 25.8%
Agilysis Inc.	1	8
Apple Computer Inc. (b)	18	1,381
Brocade Communications Systems Inc. (b)	6	40
CACI International Inc. - Class A (b)	1	34
Cadence Design Systems Inc. (b) (c)	6	101
Ciber Inc. (b)	1	6
Cognizant Technology Solutions Corp. (b)	3	221
Computer Sciences Corp. (b)	4	178
Dell Inc. (b)	43	972
Diebold Inc.	1	61
DST Systems Inc. (b)	1	71

Electronic Data Systems Corp.	11	272
Electronics for Imaging Inc. (b)	1	28
EMC Corp. (b)	48	581
Gateway Inc. (b) (c)	5	10
Hewlett-Packard Co.	59	2,163
Hutchinson Technology Inc. (b) (c)	-	10
Imation Corp.	1	32
Intergraph Corp. (b)	1	27
International Business Machines Corp.	32	2,634
Jack Henry & Associates Inc.	2	42
Komag Inc. (b)	1	21
Kronos Inc. (b)	1	24
Lexmark International Inc. (b)	2	128
McData Corp. - Class A (b) (c)	3	14
Mentor Graphics Corp. (b)	2	23
Mercury Computer Systems Inc. (b)	-	6
Micros Systems Inc. (b)	1	41
M-Systems Flash Disk Pioneers (b)	1	28
NCR Corp. (b)	4	150
Network Appliance Inc. (b)	8	294
Palm Inc. (b)	2	29
Perot Systems Corp. (b)	2	28
Quantum Corp. (b)	4	8
Radisys Corp. (b)	-	9
Reynolds & Reynolds Co. - Class A	1	57
SanDisk Corp. (b)	4	223
Seagate Technology (b) (c)	11	263
Silicon Storage Technology Inc. (b)	2	9
SRA International Inc. - Class A (b)	1	27
Sun Microsystems Inc. (b)	74	368
Synopsys Inc. (b)	3	58
Trident Microsystems Inc. (b)	1	26
Unisys Corp. (b)	7	40
Western Digital Corp. (b)	5	83
		10,829
Data Processing - 0.3%
CSG Systems International Inc. (b)	1	27
Fair Isaac Corp.	1	49
Filenet Corp. (b)	1	28
		104
Semiconductors - 21.0%
Actel Corp. (b)	1	8
Advanced Micro Devices Inc. (b)	10	255

Agere Systems Inc. (b)	4	52
Altera Corp. (b)	8	142
Amkor Technology Inc. (b) (c)	2	10
Analog Devices Inc.	8	226
Applied Materials Inc. (c)	33	588
Applied Micro Circuits Corp. (b)	6	19
Asyst Technologies Inc. (b)	1	7
Atmel Corp. (b)	9	57
ATMI Inc. (b) (c)	1	22
Axcelis Technologies Inc. (b)	2	14
Broadcom Corp. - Class A (b)	10	300
Brooks Automation Inc. (b)	2	21
Cabot Microelectronics Corp. (b)	-	13
Cirrus Logic Inc. (b)	2	13
Cohu Inc.	-	6
Conexant Systems Inc. (b) (c)	10	20
Credence Systems Corp. (b)	2	5
Cree Inc. (b) (c)	2	32
Cypress Semiconductor Corp. (b)	3	56
DSP Group Inc. (b)	1	14
Emulex Corp. (b)	2	32
Exar Corp. (b)	1	11
Fairchild Semiconductor International Inc. (b)	3	47
Formfactor Inc. (b)	1	36
Freescale Semiconductor Inc. (b) (c)	9	331
Integrated Device Technology Inc. (b)	4	68
Intel Corp.	123	2,528
International Rectifier Corp. (b)	1	51
Intersil Corp.	3	75
KLA-Tencor Corp.	4	188
Kopin Corp. (b)	1	4
Kulicke & Soffa Industries Inc. (b)	1	10
Lam Research Corp. (b)	3	133
Lattice Semiconductor Corp. (b)	2	15
Linear Technology Corp. (c)	6	201
LSI Logic Corp. (b)	8	68
LTX Corp. (b)	1	7
Marvell Tech Group Ltd. (b)	10	189
Maxim Integrated Products Inc.	7	190
MEMC Electronic Materials Inc. (b)	4	130
Micrel Inc. (b)	1	12
Microchip Technology Inc.	5	148
Micron Technology Inc. (b)	15	267

Microsemi Corp. (b)	1	25
Mindspeed Technologies Inc. (b) (c)	2	4
National Semiconductor Corp.	7	161
Novellus Systems Inc. (b)	3	73
Nvidia Corp. (b)	8	223
Omnivision Technologies Inc. (b)	1	15
Photroncis Inc. (b)	1	11
PMC - Sierra Inc. (b)	4	25
QLogic Corp. (b)	3	65
Rambus Inc. (b) (c)	2	36
Semtech Corp. (b)	1	18
Silicon Image Inc. (b)	2	20
Silicon Laboratories Inc. (b)	1	32
Sirf Technology Holdings Inc. (b) (c)	1	24
Skyworks Solutions Inc. (b)	4	18
Teradyne Inc. (b)	4	55
Tessera Technologies Inc. (b)	1	37
Texas Instruments Inc.	32	1,080
Transmeta Corp. (b) (c)	3	4
Triquint Semiconductor Inc. (b)	3	15
Ultratech Inc. (b)	-	6
Varian Semiconductor Equipment Associates Inc. (b)	1	42
Xilinx Inc.	7	157
Zoran Corp. (b)	1	15
		8,782
Software - 21.0%
Actuate Corp. (b)	1	6
Adobe Systems Inc. (b)	12	462
Advent Software Inc. (b)	-	16
Ansys Inc. (b)	1	29
Autodesk Inc. (b)	5	173
BEA Systems Inc. (b)	8	125
BMC Software Inc. (b)	4	119
Borland Software Corp. (b)	2	11
CA Inc.	10	227
Cerner Corp. (b) (c)	1	58
Citrix Systems Inc. (b)	4	138
Compuware Corp. (b)	8	64
Dendrite International Inc. (b)	1	6
Hyperion Solutions Corp. (b)	1	43
Informatica Corp. (b)	2	25
Inter-Tel Inc.	-	8
Intuit Inc. (b)	7	210

JDA Software Group Inc. (b)	1	10
Keane Inc. (b)	1	14
Microsoft Corp.	188	5,125
MRO Software Inc. (b)	-	11
Novell Inc. (b)	8	46
Nuance Communications Inc. (b)	3	24
Oracle Corp. (b)	85	1,510
Packeteer Inc. (b)	1	6
Parametric Technology Corp. (b)	2	40
Progress Software Corp. (b)	1	21
Quest Software Inc. (b)	1	17
Red Hat Inc. (b) (c)	4	84
Salesforce.com Inc. (b)	2	65
Sybase Inc. (b)	2	45
Transaction Systems Architects Inc. (b)	1	25
VeriFone Holdings Inc. (b)	1	23
Wind River Systems Inc. (b)	2	17
		8,803
UTILITIES - 0.2%
Electric - 0.2%
American Power Conversion Corp.	4	85
Total Common Stocks (cost $39,297)		41,840

SHORT TERM INVESTMENTS - 4.7%
Money Market Fund - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	63	63

Securities Lending Collateral - 4.6%
Mellon GSL Delaware Business Trust Collateral Fund (d)	1,912	1,912
Total Short Term Investments (cost $1,975)		1,975

Total Investments - 104.5% (cost $41,272)		43,815
Other Assets and Liabilities, Net - (4.5%)		-1,895
Total Net Assets - 100%		$41,920

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.0%
BASIC MATERIALS - 0.2%
Iron & Steel - 0.2%
Ryerson Inc. (c)	40	885

COMMUNICATIONS - 13.9%
Internet - 4.3%

Digital Insight Corp. (b)	56	1,639
Google Inc. - Class A (b)	36	14,337
		15,976
Telecommunications - 9.2%
BT Group Plc	773	3,881
Deutsche Telekom AG	178	2,827
France Telecom SA	120	2,746
Royal KPN NV	296	3,776
Telecom Italia SpA	1,025	2,911
Telefonica SA (c)	197	3,409
Verizon Communications Inc.	393	14,586
		34,136
Wireless Telecommunications - 0.4%
NII Holdings Inc. - Class B (b)	26	1,587

CONSUMER, CYCLICAL - 8.0%
Apparel - 1.5%
Guess ? Inc. (b)	17	804
Nike Inc. - Class B	39	3,441
Steven Madden Ltd.	33	1,300
		5,545
Beverages - 1.2%
Brown-Forman Corp. - Class B	10	787
Diageo Plc	205	3,613
		4,400
Distribution & Wholesale - 1.1%
LKQ Corp. (b)	80	1,758
Watsco Inc.	48	2,199
		3,957
Lodging - 0.6%
Orient-Express Hotels Ltd.	64	2,380

Retail - 3.6%
Chico's FAS Inc. (b) (c)	51	1,103
Dress Barn Inc. (b) (c)	31	668
Hibbett Sporting Goods Inc. (b)	57	1,489
JOS A Bank Clothiers Inc. (b) (c)	27	811
Pantry Inc. (b)	36	2,022
Papa John's International Inc. (b)	53	1,926
RadioShack Corp. (c)	26	501
Select Comfort Corp. (b) (c)	84	1,829
Yum! Brands Inc.	57	2,962
		13,311

CONSUMER, NON-CYCLICAL - 3.7%
Commercial Services - 1.9%
Chemed Corp.	41	1,324
Moody's Corp.	80	5,245
Robert Half International Inc.	15	522
		7,091
Cosmetics & Personal Care - 1.4%
Colgate-Palmolive Co.	82	5,077

Household Products - 0.4%
Clorox Co.	24	1,494

ENERGY - 18.3%
Coal - 1.0%
Arch Coal Inc. (c)	37	1,061
Peabody Energy Corp. (c)	75	2,762
		3,823
Oil & Gas - 17.3%
Atlas America Inc. (b) (c)	32	1,361
Atwood Oceanics Inc. (b) (c)	49	2,195
BJ Services Co.	126	3,798
Chesapeake Enegy Corp. (c)	104	3,011
Core Laboratories NV (b)	41	2,623
Edge Petroleum Corp. (b)	28	456
ENI SpA (c)	107	3,174
EOG Resources Inc.	68	4,444
Exxon Mobil Corp.	211	14,137
Goodrich Petroleum Corp. (b) (c)	39	1,182
Helix Energy Solutions Group Inc. (b) (c)	22	731
Hugoton Royalty Trust	6	169
Lone Star Technologies Inc. (b)	49	2,391
Oil States International Inc. (b) (c)	79	2,184
Patterson-UTI Energy Inc. (c)	28	674
PetroHawk Energy Corp. (b)	253	2,623
Petroquest Energy Inc. (b)	75	782
Royal Dutch Shell Plc - Class A	97	3,205
Southwestern Energy Co. (b) (c)	47	1,400
Sunoco Inc.	15	908
Swift Energy Co. (b) (c)	46	1,909
Tetra Technologies Inc. (b) (c)	111	2,687
Veritas DGC Inc. (b)	56	3,664
XTO Energy Inc.	103	4,344
		64,052

FINANCIALS - 18.6%
Banks - 5.7%
ABN AMRO Holding NV	114	3,325
Barclays Plc	281	3,546
Danske Bank A/S	84	3,303
HSBC Holdings Plc	184	3,359
Lloyds TSB Group Plc	353	3,563
SanPaolo IMI SpA	190	4,004
		21,100
Diversified Financial Services - 7.0%
Citigroup Inc.	244	12,113
JPMorgan Chase & Co.	298	14,000
		26,113
Insurance - 5.9%
Argonaut Group Inc. (b)	49	1,527
Assurances Generales de France	30	3,755
Aviva Plc	244	3,570
ING Groep NV	86	3,765
Progressive Corp.	214	5,263
Safeco Corp.	33	1,970
WR Berkley Corp.	55	1,938
		21,788
HEALTH CARE - 9.9%
Biotechnology - 3.6%
Amgen Inc. (b)	188	13,416

Healthcare Providers & Services - 0.7%
ICU Medical Inc. (b) (c)	23	1,028
LCA-Vision Inc. (c)	12	495
Meridian Bioscience Inc.	43	1,000
		2,523
Pharmaceuticals - 5.6%
Bentley Pharmaceuticals Inc. (b) (c)	34	406
Biovail Corp.	45	691
Express Scripts Inc. (b)	106	8,011
Forest Laboratories Inc. (b)	91	4,615
Gilead Sciences Inc. (b)	76	5,216
HealthExtras Inc. (b) (c)	63	1,776
		20,715
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
AAR Corp. (b) (c)	53	1,254

Building Materials - 0.2%
Drew Industries Inc. (b) (c)	34	847

Diversified Machinery - 0.2%
Rockwell Automation Inc.	17	957

Electronics - 0.8%
American Science & Engineering Inc. (b) (c)	14	667
Applera Corp. - Applied Biosystems Group	50	1,665
Plexus Corp. (b)	26	504
		2,836
Engineering & Construction - 1.1%
EMCOR Group Inc. (b)	50	2,732
McDermott International Inc. (b)	30	1,262
		3,994
Machinery - 0.5%
JLG Industries Inc.	30	585
Joy Global Inc.	34	1,287
		1,872
Manufacturing - 1.4%
3M Corp.	69	5,161

Transportation - 0.4%
CH Robinson Worldwide Inc.	31	1,381

TECHNOLOGY - 19.9%
Computers - 9.7%
Apple Computer Inc. (b)	343	26,422
Electronics for Imaging Inc. (b)	87	1,997
Intergraph Corp. (b)	12	506
M-Systems Flash Disk Pioneers (b)	59	2,379
SanDisk Corp. (b) (c)	78	4,189
Sigma Designs Inc. (b) (c)	34	510
		36,003
Semiconductors - 5.8%
Intel Corp.	474	9,758
Lam Research Corp. (b) (c)	22	1,012
National Semiconductor Corp.	158	3,710
Nvidia Corp. (b)	154	4,560
QLogic Corp. (b)	75	1,419
Standard Microsystems Corp. (b)	33	946
		21,405
Software - 4.4%

Adobe Systems Inc. (b)	76	2,846
Autodesk Inc. (b)	38	1,306
Cerner Corp. (b) (c)	22	989
Citrix Systems Inc. (b)	28	1,005
Intuit Inc. (b) (c)	224	7,193
THQ Inc. (b) (c)	102	2,966
		16,305
UTILITIES - 2.6%
Electric - 2.6%
Edison International Inc.	13	549
Enel SpA	377	3,439
National Grid Plc	303	3,787
PPL Corp.	16	516
TXU Corp.	20	1,252
		9,543
Total Common Stocks (cost $354,360)		370,927

SHORT TERM INVESTMENTS - 7.9%
Money Market Fund - 0.1%
JNL Money Market Fund, 5.07% (a) (d)	371	371

Securities Lending Collateral - 7.8%
Mellon GSL Delaware Business Trust Collateral Fund (d)	28,968	28,968
Total Short Term Investments (cost $29,339)		29,339

Total Investments - 107.9% (cost $383,699)		400,266
Other Assets and Liabilities, Net - (7.9%)		-29,369
Total Net Assets - 100%		$370,897

JNL/Mellon Capital Management Value Line 25 Fund
COMMON STOCKS - 100.1%
CONSUMER, CYCLICAL - 5.4%
Apparel - 1.4%
Guess ? Inc. (b) (c)	208	$10,087

Distribution & Wholesale - 0.8%
Watsco Inc.	124	5,693

Retail - 3.2%
Chico's FAS Inc. (b) (c)	639	13,754
Dress Barn Inc. (b) (c)	380	8,301
		22,055
ENERGY - 36.6%

Coal - 6.7%
Arch Coal Inc. (c)	461	13,332
Peabody Energy Corp. (c)	933	34,331
		47,663
Oil & Gas - 29.9%
BJ Services Co.	1,150	34,653
Chesapeake Enegy Corp. (c)	1,302	37,740
EOG Resources Inc. (c)	855	55,639
Helix Energy Solutions Group Inc. (b) (c)	278	9,276
Hugoton Royalty Trust	76	1,990
Southwestern Energy Co. (b) (c)	591	17,642
XTO Energy Inc. (c)	1,286	54,175
		211,115
FINANCIALS - 3.4%
Insurance - 3.4%
WR Berkley Corp.	679	24,043

HEALTH CARE - 7.6%
Healthcare Providers & Services - 0.9%
LCA-Vision Inc. (c)	154	6,376

Pharmaceuticals - 6.7%
Biovail Corp.	562	8,566
Express Scripts Inc. (b)	516	38,967
		47,533
INDUSTRIALS - 6.4%
Electronics - 0.9%
Plexus Corp. (b) (c)	325	6,232

Engineering & Construction - 2.3%
McDermott International Inc. (b)	380	15,890

Machinery - 3.3%
JLG Industries Inc.	364	7,219
Joy Global Inc.	431	16,197
		23,416
TECHNOLOGY - 40.7%
Computers - 33.9%
Apple Computer Inc. (b)	2,566	197,654
Intergraph Corp. (b)	149	6,379
SanDisk Corp. (b) (c)	652	34,891
		238,924
Semiconductors - 5.1%

Nvidia Corp. (b) (c)	1,212	35,861

Software - 1.7%
Cerner Corp. (b) (c)	271	12,285
Total Common Stocks (cost $726,084)		707,173

SHORT TERM INVESTMENTS - 16.5%
Securities Lending Collateral - 16.5%
Mellon GSL Delaware Business Trust Collateral Fund (d)	116,297	116,297
Total Short Term Investments (cost $116,297)		116,297

Total Investments - 116.6% (cost $842,381)		823,470
Other Assets and Liabilities, Net - (16.6%)		-117,344
Total Net Assets - 100%		$706,126

Notes to the Schedules of Investments:
(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2006.
(b) Non-income producing security.
(c) All or portion of the security has been loaned.
(d) Investments in affiliates.
(e) Security fair valued in good faith in accordance with procedures established by the Board of Managers.

Security Valuation - The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Pursuant to procedures adopted by the Board of Managers
(“Board”), the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the Fund holdings such that shareholder transactions receive a fair net asset value. A security for which no quotations are readily available or is not reflective of the value of such security because of the occurrence of a significant event, as defined in the Board approved procedures, shall be “fair valued” pursuant to the approved procedures.
In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Summary of Investments by Country:
	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management	Management	Management
	Global 15 Fund	JNL 5 Fund	JNL Optimized 5 Fund	Select Small-Cap Fund	VIP Fund
Bermuda	-%	0.70%	-%	3.70%	0.60%
Canada	-	-	0.3	-	0.2
Denmark	-	-	1.2	-	0.9
France	-	-	2.4	-	1.8
Germany	-	-	1	-	0.8
Hong Kong	31.6	6.9	4.9	-	-
Israel	-	0.7	-	3.7	0.6
Italy	-	-	5	-	3.6
Netherlands	-	0.8	5.2	4.2	4.5
Spain	-	-	1.2	-	0.9
United Kingdom	31.8	7	14.3	-	6.8
United States	36.6	83.9	64.5	88.4	79.3
Total Investments	100.00%	100.00%	100.00%	100.00%	100.00%

Summary of Open Contracts (in thousands)
JNL/Mellon Capital Management Global 15 Fund
GBP/USD	10/2/2006	639 GBP	$1,196	-10
HKD/USD	10/3/2006	8,738 HKD	1,122	-

			$2,318	-10
JNL/Mellon Capital Management JNL 5 Fund
GBP/USD	10/2/2006	892 GBP	$1,670	-14
HKD/USD	10/3/2006	16,363 HKD	2,100	-1
			$3,770	-15
JNL/Mellon Capital Management JNL Optimized 5 Fund
DKK/USD	10/2/2006	57 DKK	10	$-
EUR/USD	10/2/2006	78 EUR	99	-
EUR/USD	10/3/2006	9 EUR	11	-
GBP/USD	10/2/2006	52 GBP	97	-1
GBP/USD	10/3/2006	15 GBP	27	-
			244	-1
JNL/Mellon Capital Management VIP Fund
EUR/USD	10/2/2006	76 EUR	96	$-
			96	$-

Federal Income Tax Matters - As of September 30, 2006, unrealized appreciation/depreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.

			Tax	Gross	Gross	Net Unrealized
			Cost of	Unrealized	Unrealized	Appreciation/
In Thousands			Investments	Appreciation	Depreciation	Depreciation
JNL/Mellon Capital Management 25 Fund			$671,476	$39,206	($21,101)	$18,105
JNL/Mellon Capital Management Communications Sector Fund			34,130	1,060	-1,064	-4
JNL/Mellon Capital Management Consumer Brands Sector Fund			19,153	2,083	-1,578	505
JNL/Mellon Capital Management Financial Sector Fund			39,757	4,423	-1,278	3,147
JNL/Mellon Capital Management Healthcare Sector Fund			79,632	6,213	-7,636	-1,421
JNL/Mellon Capital Management JNL 5 Fund			2,401,531	177,400	-77,160	100,240
JNL/Mellon Capital Management JNL Optimized 5 Fund			21,619	568	-688	-120
JNL/Mellon Capital Management Oil & Gas Sector Fund			254,869	36,303	-3,307	32,996
JNL/Mellon Capital Management Select Small-Cap Fund			660,110	72,124	-40,070	32,055
JNL/Mellon Capital Management Technology Sector Fund			41,090	3,395	-4,972	-1,575
JNL/Mellon Capital Management VIP Fund			351,936	20,743	-20,107	637

Readers should review the annual or semi-annual report filed with the Securities & Exchange Commission which contains additional information.

ITEM 2. Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the Registrant’s internal controls over financial reporting. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Fritts
Robert A. Fritts
Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Financial Officer

Date:	November 22, 2006

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.